Income Taxes (Schedule of Deferred Taxes Activity) (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Deferred tax assets:
Accrued liabilities and reserves	$ 53.8	$ 47.4
Inventories	30.5	36.4
Tax loss and credit carryforwards	53.6	1.2
Environmental liabilities	27.3	66.4
Rebate reserves	43.4	38.1
Indemnification reserves	8.2	14.9
Postretirement benefits	30.2	67.7
Federal and state benefit of uncertain tax positions and interest	47.1	5.7
Deferred intercompany interest	19.2	0
Other	30.8	13.9
Total deferred tax assets, gross	344.1	291.7
Deferred tax liabilities:
Property, plant and equipment	(160.5)	(139.9)
Intangible assets	(113.1)	(89.1)
Investment in partnership	(173.6)	0
Total deferred tax liabilities, gross	(447.2)	(229.0)
Net deferred tax (liability) asset before valuation allowances	(103.1)	62.7
Valuation allowances	(30.0)	(15.3)
Net deferred tax (liability) asset	$ (133.1)	$ 47.4